Note 12 - Net Loss Per Share - Computation of Historical Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net loss	$ (5,300)	$ (10,000)	$ (29,400)	$ (25,400)
Weighted average shares outstanding (in shares)	38,649,237	38,640,487	38,644,395	38,635,452
Shares used to compute diluted earnings per share (in shares)	38,649,237	38,640,487	38,644,395	38,635,452
Basic loss per share (in dollars per share)	$ (0.14)	$ (0.26)	$ (0.76)	$ (0.66)
Diluted loss per share (in dollars per share)	$ (0.14)	$ (0.26)	$ (0.76)	$ (0.66)
Number of antidilutive stock options excluded from computation (in shares)	7,452,999	5,806,900	7,566,642	4,751,423